Annual Total Returns (Bar Chart) - Small Cap Growth Trust (Small Cap Growth Trust, Series I, Small Cap Growth Trust)	12 Months Ended
May 01, 2011
Small Cap Growth Trust | Series I, Small Cap Growth Trust
Bar Chart Table:
2001	(3.78%)
2002	(28.21%)
2003	48.83%
2004	9.45%
2005	17.23%
2006	13.48%
2007	13.99%
2008	(39.68%)
2009	34.58%
2010	22.07%